LOANS, FINANCING AND DEBENTURES - Rollforward in loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
LOANS, FINANCING AND DEBENTURES
Beginning balance	R$ 63,684,326	R$ 35,737,509
Reclassification - accounts payable from lease operations		(18,225)
Fundraising	6,700,529	18,993,837
Interest accrued	1,736,775	3,362,250
Exchange rate variation, net	16,364,585	1,781,562
Settlement of principal	(6,224,940)	(13,994,708)
Settlement of interest	(1,682,413)	(2,977,957)
Amortization of fundraising costs	39,055	185,807
Other	10,660	(52,845)
Ending balance	R$ 80,628,577	63,684,326
Fibria
LOANS, FINANCING AND DEBENTURES
Addition from acquisition of subsidiaries		R$ 20,667,096